Non-current Financial Assets at Fair Value Through Other Comprehensive Income - Summary of Non-current Financial Assets at Fair Value Through Other Comprehensive Income (Detail) - TWD ($)
$ in Thousands
	Dec. 31, 2022	Dec. 31, 2021
Financial assets at fair value through other comprehensive income [line items]
Designation of equity instruments	$ 338,102	$ 384,521
Foreign unlisted stocks [member]
Financial assets at fair value through other comprehensive income [line items]
Designation of equity instruments	38,534	38,534
Valuation adjustments [member]
Financial assets at fair value through other comprehensive income [line items]
Designation of equity instruments	$ 299,568	$ 345,987